Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature
Schedule of information on the nature of expenses recognized in the consolidated statement of profit or loss

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

	December 31, 2025	December 31, 2024	December 31, 2023
Employee expenses	(356,299)	(316,737)	(322,871)
Third-party services and other inputs	(30,219)	(24,759)	(26,255)
Depreciation and amortization	(18,837)	(16,888)	(18,659)
Share-based compensation	(4,971)	(5,565)	(5,665)
Travel expenses	(5,527)	(4,361)	(3,108)
Impairment gain (loss) on accounts receivable and contract assets	1,336	(2,610)	(305)
Insurance	(1,520)	(1,557)	(2,449)
Short-term leases	(1,107)	(945)	(1,194)
Other costs and expenses	(6,921)	(9,948)	(9,471)
Total	(424,065)	(383,370)	(389,977)